Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Schedule of Market Place Revenues
Marketplace revenues consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Marketplace revenues:
Owned Properties	$102,815	$83,666
Private Label	33,766	26,850

Total Marketplace revenues	$136,581	$110,516

Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended March 31,
	2023	2022
Marketplace revenues:
Concerts	$74,879	$58,673
Sports	45,600	38,915
Theater	15,390	12,615
Other	712	313

Total Marketplace revenues	$136,581	$110,516

During the years ended December 31, 2022, 2021, and 2020 Marketplace revenues consisted of the following (in thousands):

	2022	2021	2020
Marketplace revenues:
Owned Properties	$400,413	$308,226	$24,188
Private Label	110,681	81,442	(907)

Total Marketplace revenues	$511,094	$389,668	$23,281

During the years ended December 31, 2022, 2021, and 2020 Marketplace revenues consisted of the following event categories (in thousands):

	2022	2021	2020
Marketplace revenues:
Concerts	$251,423	$171,149	$15,775
Sports	196,467	175,471	3,484
Theater	61,483	41,745	3,759
Other	1,721	1,303	263

Total Marketplace revenues	$511,094	$389,668	$23,281